Wilmington Municipal Bond Fund
PORTFOLIO OF INVESTMENTS
January 31, 2026 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS − 98.5%
ALABAMA − 4.1%
GENERAL − 4.1%
Alabama Highway Authority, AL, Highways Improvement Revenue Bonds, (AG), 5.00%, 09/01/40	$1,000,000	$1,141,268
Black Belt Energy Gas District, AL, Revenue Bonds, Natural Gas Utility Improvements, (Series B), 5.00%, 10/01/55	2,000,000	2,155,161
Black Belt Energy Gas District, AL, Revenue Bonds, Natural Gas Utility Improvements, (Series E), 5.00%, 12/01/55	3,500,000	3,755,869
Southeast Alabama Gas Supply District (The), AL, Current Refunding Revenue Bonds, (Series A), 5.00%, 08/01/54	3,000,000	3,218,269
Southeast Energy Authority A Cooperative District, AL, Revenue Bonds, Natural Gas Utility Improvements, (Series C), 5.00%, 10/01/55	1,500,000	1,619,591
Southeast Energy Authority A Cooperative District, AL, Revenue Bonds, Natural Gas Utility Improvements, (Series F), 5.25%, 11/01/55	3,000,000	3,297,248
TOTAL ALABAMA		$15,187,406
ARIZONA − 2.6%
EDUCATION − 1.0%
Arizona Industrial Development Authority, AZ, Revenue Bonds, (Equitable School Revolving Fund), (Series A)
5.00%, 11/01/26	1,000,000	1,018,695
5.00%, 11/01/30	1,000,000	1,057,181
5.00%, 11/01/32	865,000	909,431
La Paz County Industrial Development Authority, AZ, IDA, Revenue Bonds, (Charter School Solutions - Harmony Public Schools Project), (Series A), 5.00%, 02/15/28	800,000	813,911
TOTAL EDUCATION		$3,799,218
MEDICAL − 0.7%
Maricopa County Industrial Development Authority, AZ, IDA, Revenue Bonds, (Honor Health), (Series A)
5.00%, 09/01/34	1,000,000	1,107,597
5.00%, 09/01/35	725,000	798,446
5.00%, 09/01/36	500,000	547,340
TOTAL MEDICAL		$2,453,383
UTILITIES − 0.9%
Mesa, AZ, Utility System Revenue, Current Refunding Revenue Bonds, (Series C), 5.00%, 07/01/36	3,000,000	3,560,750
TOTAL ARIZONA		$9,813,351
Description	Par Value	Value
CALIFORNIA − 0.4%
AIRPORT − 0.4%
City of Los Angeles Department of Airports, CA, Revenue Bonds, (Series A)
4.00%, 05/15/36	$800,000	$820,966
4.00%, 05/15/37	500,000	509,678
TOTAL CALIFORNIA		$1,330,644
COLORADO − 3.3%
AIRPORT − 0.7%
City & County of Denver, CO, Airport System Revenue Bonds, (Sub-Series A), 5.00%, 12/01/31	2,500,000	2,640,532
HIGHER EDUCATION − 0.6%
Colorado Educational & Cultural Facilities Authority, CO, Refunding Revenue Bonds, (University of Denver Project), (NATL), 5.00%, 03/01/35	2,000,000	2,264,687
MEDICAL − 1.5%
Colorado Health Facilities Authority, CO, Refunding Revenue Bonds, (CommonSpirit Health), (Series A), 5.00%, 08/01/32	2,270,000	2,437,448
Colorado Health Facilities Authority, CO, Refunding Revenue Bonds, Intermountain Healthcare, (Series C), 5.00%, 05/15/62	3,000,000	3,180,971
TOTAL MEDICAL		$5,618,419
WATER − 0.5%
City & County of Denver, CO, Board of Water Commissioners, Refunding Revenue Bonds, (Series B), 4.00%, 09/15/33	1,750,000	1,856,115
TOTAL COLORADO		$12,379,753
CONNECTICUT − 2.6%
GENERAL OBLIGATIONS − 0.8%
State of Connecticut, CT, GO Unlimited, Public Improvements, AD Valorem Property Tax, (Series 2021 A), 3.00%, 01/15/35	2,900,000	2,892,230
HIGHER EDUCATION − 0.4%
Connecticut State Health & Educational Facilities Authority, CT, Advance Refunding Revenue Bonds, (Fairfield University), (Series R), 5.00%, 07/01/31	1,385,000	1,430,366
MEDICAL − 1.4%
Connecticut State Health & Educational Facilities Authority, CT, Current Refunding Revenue Bonds, (Stamford Hospital), 5.00%, 07/01/34	3,000,000	3,287,658
Connecticut State Health & Educational Facilities Authority, CT, Current Refunding Revenue Bonds, (Stamford Hospital), (Series L-1)
4.00%, 07/01/28	785,000	804,444
4.00%, 07/01/29	500,000	516,512
 January 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Municipal Bond Fund (continued)
Description	Par Value	Value
4.00%, 07/01/30	$600,000	$623,445
TOTAL MEDICAL		$5,232,059
TOTAL CONNECTICUT		$9,554,655
DISTRICT OF COLUMBIA − 1.0%
GENERAL − 0.6%
Washington Convention & Sports Authority, DC, Current Refunding Revenue Bonds, (Series A)
5.00%, 10/01/30	610,000	683,943
5.00%, 10/01/31	875,000	972,704
5.00%, 10/01/32	500,000	552,888
TOTAL GENERAL		$2,209,535
TRANSPORTATION − 0.4%
Washington Metropolitan Area Transit Authority, DC, Revenue Bonds, (Series B), 5.00%, 07/01/30	1,500,000	1,553,727
TOTAL DISTRICT OF COLUMBIA		$3,763,262
FLORIDA − 5.0%
AIRPORT − 1.8%
Greater Orlando Aviation Authority, FL, Airport System Revenue Bonds, (Series A), 5.00%, 10/01/26	1,000,000	1,015,804
Hillsborough County Aviation Authority, FL, Revenue Bonds, (Series B), 5.00%, 10/01/33	2,000,000	2,276,991
Lee FL Airport Revenue County, FL, Revenue Bonds
5.00%, 10/01/34	1,000,000	1,131,225
5.00%, 10/01/35	2,000,000	2,243,214
TOTAL AIRPORT		$6,667,234
GENERAL OBLIGATIONS − 0.5%
State of Florida, FL, GO Unlimited, Current Refunding, (Series D), 4.00%, 06/01/34	1,975,000	2,045,370
HIGHER EDUCATION − 1.3%
Davie Florida Education Facilities, FL, Revenue Bonds, (Nova Southeastern University Project)
5.00%, 04/01/28	750,000	787,259
5.00%, 04/01/30	750,000	788,400
5.00%, 04/01/31	750,000	787,849
5.00%, 04/01/33	750,000	785,130
Florida Higher Educational Facilities Financing Authority, FL, Revenue Bonds, (Educational Facilities Ringling College Project), 5.00%, 03/01/28	1,600,000	1,622,249
TOTAL HIGHER EDUCATION		$4,770,887
HOUSING − 0.1%
Florida Gulf Coast University Financing Corp., FL, Current Refunding Revenue Bonds, (Housing Project), 5.00%, 02/01/26	500,000	500,000
MEDICAL − 0.6%
Lakeland, FL, Refunding Revenue Bonds, (Lakeland Regional Health Systems), (Series S), 5.00%, 11/15/42	2,000,000	2,156,537
Description	Par Value	Value
POWER − 0.7%
JEA Electric System Revenue, FL, Current Refunding Revenue Bonds, (Series A), 4.00%, 10/01/37	$2,450,000	$2,487,187
TOTAL FLORIDA		$18,627,215
GEORGIA − 6.8%
GENERAL − 4.0%
Georgia Local Government, GA, Certificates of Participation, (Grantor Trust), (Series A), (NATL), 4.75%, 06/01/28	4,359,000	4,488,629
Main Street Natural Gas, Inc., GA, Revenue Bonds, Natural Gas Utility Improvements, (Series A)
4.00%, 07/01/52	3,000,000	3,047,999
5.00%, 06/01/53	3,000,000	3,186,109
Main Street Natural Gas, Inc., GA, Revenue Bonds, Natural Gas Utility Improvements, (Series B)
5.00%, 07/01/53	1,000,000	1,059,219
5.00%, 12/01/55	3,000,000	3,225,758
TOTAL GENERAL		$15,007,714
MEDICAL − 1.2%
Gainesville & Hall County Hospital Authority, GA, Revenue Bonds, (Northeast Georgia Health System, Inc. Project), 5.00%, 10/15/34	3,805,000	4,420,929
POWER − 1.0%
Municipal Electric Authority of Georgia, GA, Project One Subordinated Current Refunding Revenue Bonds, (Series B), 5.00%, 01/01/31	2,000,000	2,214,434
Municipal Electric Authority of Georgia, GA, Project One Subordinated Revenue Bonds, (Series B), (BAM), 5.25%, 01/01/44	1,250,000	1,343,722
TOTAL POWER		$3,558,156
TRANSPORTATION − 0.6%
Georgia Ports Authority, GA, Revenue Bonds
4.00%, 07/01/37	1,000,000	1,040,180
4.00%, 07/01/39	1,000,000	1,030,412
TOTAL TRANSPORTATION		$2,070,592
TOTAL GEORGIA		$25,057,391
IDAHO − 0.8%
HIGHER EDUCATION − 0.8%
Idaho Housing & Finance Association, ID, Current Refunding Revenue Bonds, (The College of IDAHO Project) , 5.00%, 11/01/33	3,000,000	3,097,838
TOTAL IDAHO		$3,097,838
ILLINOIS − 8.7%
AIRPORT − 1.5%
Chicago O'Hare International Airport, IL, Current Refunding Revenue Bonds, (Senior Lien), (Series D), 5.00%, 01/01/34	2,000,000	2,322,105
January 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)
Description	Par Value	Value
Chicago O'Hare International Airport, IL, Revenue Bonds, (Senior Lien), (Series D), 5.00%, 01/01/34	$3,000,000	$3,046,714
TOTAL AIRPORT		$5,368,819
GENERAL − 1.3%
Regional Transportation Authority, IL, Revenue Bonds, (Series A), (BHAC-CR FGIC), 6.00%, 07/01/31	1,450,000	1,630,250
State of Illinois, IL, (Series C), 5.00%, 06/15/41	3,000,000	3,240,619
TOTAL GENERAL		$4,870,869
GENERAL OBLIGATIONS − 4.1%
Chicago Park District, IL, GO, Current Refunding, AD Valorem Property Tax, (Series A), (BAM), 4.00%, 01/01/37	2,115,000	2,141,754
Chicago, IL, GO Unlimited, (Series A), 5.00%, 01/01/44	2,000,000	1,996,037
Chicago, IL, GO Unlimited, Current Refunding, AD Valorem Property Tax, (Series A), 5.00%, 01/01/32	3,000,000	3,175,208
State of Illinois, IL, GO Unlimited, Refunding Bonds, 5.00%, 02/01/39	450,000	494,388
State of Illinois, IL, GO Unlimited, Current Refunding, (Series A)
5.00%, 10/01/29	2,000,000	2,123,055
5.00%, 10/01/33	1,000,000	1,052,426
State of Illinois, IL, GO Unlimited, (Series D)
5.00%, 11/01/28	3,000,000	3,120,925
5.00%, 09/01/39	1,000,000	1,093,984
TOTAL GENERAL OBLIGATIONS		$15,197,777
HIGHER EDUCATION − 0.8%
University of Illinois, IL, Current Refunding Revenue Bonds, (Series A), 4.00%, 04/01/34	3,000,000	3,003,200
SCHOOL DISTRICT − 0.6%
Will County Community High School District No 210 Lincoln-Way, IL, GO Unlimited, AD Valorem Property Tax, (SeriesB), (BAM), 5.00%, 01/01/36	2,000,000	2,277,919
TRANSPORTATION − 0.4%
Regional Transportation Authority, IL, Revenue Bonds, (Series B), 5.00%, 06/01/33	1,450,000	1,532,467
TOTAL ILLINOIS		$32,251,051
INDIANA − 0.3%
GENERAL − 0.3%
Westfield-Washington Multi-School Building Corp., IN, Revenue Bonds, (Series A), (BAM ST INTERCEPT), 5.00%, 07/15/31	1,000,000	1,123,392
TOTAL INDIANA		$1,123,392
KENTUCKY − 2.2%
GENERAL − 2.2%
Kentucky Public Energy Authority, KY, Revenue Bonds, Natural Gas Utility Improvements, (Series A)
4.00%, 08/01/52	3,000,000	3,025,404
5.00%, 05/01/55	1,000,000	1,059,759
Description	Par Value	Value
Kentucky Public Energy Authority, KY, Revenue Bonds, Natural Gas Utility Improvements, (Series C), 4.00%, 02/01/50	$4,000,000	$4,063,269
TOTAL KENTUCKY		$8,148,432
LOUISIANA − 2.3%
DEVELOPMENT − 0.8%
Parish of St John the Baptist, LA, Current Refunding Revenue Bonds, (Marathon Oil Corporation Project), (Series C), 3.30%, 06/01/37	3,000,000	3,036,924
HIGHER EDUCATION − 0.5%
Louisiana Public Facilities Authority, LA, Refunding Revenue Bonds, (Tulane University of Louisiana Project), 4.00%, 04/01/39	1,830,000	1,835,713
TRANSPORTATION − 1.0%
Greater New Orleans Expressway Commission, LA, Refunding Revenue Bonds, (AG), 5.00%, 11/01/38	1,050,000	1,186,821
State of Louisiana Gasoline & Fuels Tax Revenue, LA, Refunding Revenue Bonds, (Second Lien), (Series A), 4.00%, 05/01/40	2,500,000	2,550,487
TOTAL TRANSPORTATION		$3,737,308
TOTAL LOUISIANA		$8,609,945
MARYLAND − 0.7%
AIRPORT − 0.7%
Maryland State Department of Transportation, MD, Revenue Bonds, (Baltimore Washington International), (Series B)
5.00%, 08/01/28	730,000	769,961
5.00%, 08/01/29	500,000	537,864
5.00%, 08/01/30	515,000	562,789
5.00%, 08/01/31	650,000	720,521
TOTAL MARYLAND		$2,591,135
MASSACHUSETTS − 0.8%
MEDICAL − 0.3%
Massachusetts Development Finance Agency, MA, Advance Refunding Revenue Bonds, (Care Group), (Series I), 5.00%, 07/01/33	1,000,000	1,008,884
STUDENT LOAN − 0.5%
Massachusetts Educational Financing Authority, MA, Revenue Bonds, (Series B), 5.00%, 07/01/33	1,800,000	1,962,886
TOTAL MASSACHUSETTS		$2,971,770
MICHIGAN − 1.1%
AIRPORT − 0.2%
Gerald R Ford International Airport Authority, MI, Revenue Bonds, (CNTY GTD), 5.00%, 01/01/41	500,000	541,684
SCHOOL DISTRICT − 0.9%
Kalamazoo Public Schools, MI, GO Unlimited, AD Valorem Property Tax
4.00%, 05/01/33	1,330,000	1,359,337
4.00%, 05/01/34	1,000,000	1,018,489
 January 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Municipal Bond Fund (continued)
Description	Par Value	Value
Saginaw City School District, MI, GO Unlimited, School Improvements, AD Valorem Property Tax, (Qualified School Bond Loan Fund), 4.00%, 05/01/35	$1,000,000	$1,048,272
TOTAL SCHOOL DISTRICT		$3,426,098
WATER − 0.0%**
Detroit Sewage Disposal System, MI, Revenue Bonds, (Second Lien), (Series B), (AG-CR FGIC), 5.50%, 07/01/29	105,000	110,565
TOTAL MICHIGAN		$4,078,347
MINNESOTA − 1.4%
GENERAL OBLIGATIONS − 0.6%
State of Minnesota, MN, GO Unlimited, AD Valorem Property Tax, (Series A), 4.00%, 09/01/38	2,000,000	2,069,169
MEDICAL − 0.8%
Rochester, MN, Current Refunding Revenue Bonds, (Mayo Clinic), 4.00%, 11/15/39	3,000,000	3,098,338
TOTAL MINNESOTA		$5,167,507
NEVADA − 2.0%
GENERAL OBLIGATIONS − 0.8%
Las Vegas Valley Water District, NV, GO Limited, Current Refunding, AD Valorem Property Tax, (Series C), 4.00%, 06/01/37	3,000,000	3,138,805
SCHOOL DISTRICT − 0.9%
Clark County School District, NV, GO Limited, AD Valorem Property Tax, (Series A), 5.00%, 06/15/39	3,000,000	3,377,280
TRANSPORTATION − 0.3%
Clark County, NV, Refunding Revenue Bonds, 4.00%, 07/01/41	1,000,000	1,021,380
TOTAL NEVADA		$7,537,465
NEW JERSEY − 3.0%
GENERAL − 1.8%
Garden State Preservation Trust, NJ, Revenue Bonds, (Series A), (AG), 5.75%, 11/01/28	1,905,000	2,018,778
New Jersey Transportation Trust Fund Authority, NJ, Current Refunding Revenue Bonds, (Series A), (Transportation System), 5.00%, 12/15/34	1,720,000	1,828,527
New Jersey Transportation Trust Fund Authority, NJ, Current Refunding Revenue Bonds, (Transportation System), 5.00%, 12/15/32	500,000	545,746
New Jersey Transportation Trust Fund Authority, NJ, Refunding Revenue Bonds, (Series A), 5.00%, 06/15/33	2,000,000	2,320,490
TOTAL GENERAL		$6,713,541
HIGHER EDUCATION − 0.9%
New Jersey Educational Facilities Authority, NJ, Revenue Bonds, (Series A), (Princeton University), 5.00%, 07/01/64	2,000,000	2,353,239
Description	Par Value	Value
New Jersey Educational Facilities Authority, NJ, Revenue Bonds, (Series A), (Stevens Institute of Technology), 5.00%, 07/01/31	$1,000,000	$1,030,292
TOTAL HIGHER EDUCATION		$3,383,531
STUDENT LOAN − 0.3%
New Jersey Higher Education Student Assistance Authority, NJ, Current Refunding Revenue Bonds, (Series B), 4.00%, 12/01/44	860,000	836,484
TOTAL NEW JERSEY		$10,933,556
NEW YORK − 7.4%
AIRPORT − 2.4%
New York Transportation Development Corp., NY, Revenue Bonds, (Terminal 4 John F. Kennedy International Airport Project), (Series P), 5.00%, 12/01/31	3,000,000	3,307,653
Port Authority of New York & New Jersey, NY, Refunding Revenue Bonds, (207th Series)
4.00%, 03/15/30	1,000,000	1,023,658
5.00%, 09/15/31	2,500,000	2,598,631
Port Authority of New York & New Jersey, NY, Current Refunding Revenue Bonds, (222nd Series ), (BAM-TCRS), 4.00%, 07/15/39	1,840,000	1,888,048
TOTAL AIRPORT		$8,817,990
GENERAL − 1.8%
New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Series E-1), 4.00%, 02/01/38	2,500,000	2,560,364
New York State Dormitory Authority, NY, Advance Refunding Revenue Bonds, Income Tax Revenue, (Series A), 4.00%, 02/15/34	2,000,000	2,018,897
New York State Urban Development Corp., NY, Revenue Bonds, Personal Income Tax, (Series A), 4.00%, 03/15/38	2,005,000	2,040,232
TOTAL GENERAL		$6,619,493
GENERAL OBLIGATIONS − 0.9%
New York City, NY, GO Unlimited, AD Valorem Property Tax, (Series A)
5.00%, 09/01/36	1,600,000	1,780,921
4.00%, 08/01/37	1,500,000	1,544,416
TOTAL GENERAL OBLIGATIONS		$3,325,337
HIGHER EDUCATION − 1.0%
New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, (The New School), (Series A), 5.00%, 07/01/33	2,500,000	2,835,777
Tompkins County Development Corp., NY, Current Refunding Revenue Bonds, (Ithaca College Project), 5.00%, 07/01/30	990,000	1,042,862
TOTAL HIGHER EDUCATION		$3,878,639
TRANSPORTATION − 0.7%
Metropolitan Transportation Authority, NY, Current Refunding Revenue Bonds, (Series A), 5.00%, 11/15/39	2,500,000	2,752,952
January 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)
Description	Par Value	Value
WATER − 0.6%
New York City Municipal Water Finance Authority, NY, Current Refunding Revenue Bonds, (Series FF), 4.00%, 06/15/36	$1,990,000	$2,027,320
TOTAL NEW YORK		$27,421,731
NORTH CAROLINA − 1.9%
POWER − 1.2%
North Carolina Municipal Power Agency No. 1, NC, Current Refunding Revenue Bonds, (Series A), 5.00%, 01/01/32	4,250,000	4,623,768
TRANSPORTATION − 0.4%
North Carolina Turnpike Authority, NC, Current Refunding Revenue Bonds, (Senior Lien), (AG), 5.00%, 01/01/32	1,250,000	1,330,360
WATER − 0.3%
Charlotte Water & Sewer System Revenue, NC, Current Refunding Revenue Bonds, 5.00%, 07/01/33	1,000,000	1,107,901
TOTAL NORTH CAROLINA		$7,062,029
OHIO − 4.7%
GENERAL − 1.1%
Cleveland-Cuyahoga County Port Authority, OH, Revenue Bonds, Public Improvements, (Administrative Headquarters Project), 5.00%, 07/01/37	3,500,000	4,024,351
GENERAL OBLIGATIONS − 0.3%
State of Ohio, OH, GO Unlimited, Public Improvements, (Series A), 5.00%, 03/01/35	1,000,000	1,154,929
HIGHER EDUCATION − 1.2%
Ohio Higher Educational Facility Commission, OH, Current Refunding Revenue Bonds, University & College Improvements, (University of Dayton 2020), 5.00%, 02/01/34	1,000,000	1,082,269
Ohio State University (The), OH, Revenue Bonds, (Series A), (Multiyear Debt ISS), 4.00%, 12/01/43	2,000,000	1,996,092
University of Akron (The), OH, Advance Refunding Revenue Bonds, (Series A), (BAM), 5.00%, 01/01/33	1,430,000	1,617,766
TOTAL HIGHER EDUCATION		$4,696,127
MEDICAL − 1.2%
Montgomery County, OH, Current Refunding Revenue Bonds, (Premier Health Partners Obligated Group), 5.00%, 11/15/28	3,035,000	3,199,747
State of Ohio, OH, Refunding Revenue Bonds, (Cleveland Clinic Health System Obligated Group), (Series A), 4.00%, 01/01/34	1,250,000	1,273,027
TOTAL MEDICAL		$4,472,774
POWER − 0.9%
American Municipal Power, Inc., OH, Current Refunding Revenue Bonds, (Prairie State Energy Campus Project), 5.00%, 02/15/32	3,000,000	3,272,846
TOTAL OHIO		$17,621,027
Description	Par Value	Value
OKLAHOMA − 1.4%
GENERAL − 1.2%
Canadian County Educational Facilities Authority, OK, Revenue Bonds, (Mustang Public Schools Project), (Series A), 5.25%, 09/01/34	$3,000,000	$3,489,096
Oklahoma County Finance Authority, OK, Revenue Bonds, (Midwest City-Del City Public Schools Project), (BAM), 5.00%, 10/01/40	1,000,000	1,114,352
TOTAL GENERAL		$4,603,448
POWER − 0.2%
Grand River Dam Authority, OK, Refunding Revenue Bonds, (Series A), 5.00%, 06/01/41	600,000	660,818
TOTAL OKLAHOMA		$5,264,266
OREGON − 0.3%
GENERAL − 0.3%
Oregon State Lottery, OR, Revenue Bonds, (Series A), (MORAL OBLG), 5.00%, 04/01/39	1,000,000	1,118,101
TOTAL OREGON		$1,118,101
PENNSYLVANIA − 6.5%
AIRPORT − 1.2%
Allegheny County Airport Authority, PA, Revenue Bonds, (Series A)
5.00%, 01/01/28	1,500,000	1,564,921
4.00%, 01/01/38	1,500,000	1,513,260
Philadelphia Airport, PA, Refunding Revenue Bonds, (Series B), 5.00%, 07/01/30	1,500,000	1,545,681
TOTAL AIRPORT		$4,623,862
GENERAL − 0.9%
Delaware Valley Regional Finance Authority, PA, Refunding Revenue Bonds, (Series A), 4.00%, 03/01/35	3,000,000	3,203,575
HIGHER EDUCATION − 1.4%
Lackawanna County Industrial Development Authority, PA, Advance Refunding Revenue Bonds, (Scranton University), 5.00%, 11/01/30	1,000,000	1,037,161
Montgomery County Higher Education and Health Authority, PA, Current Refunding Revenue Bonds, (AICUP Financing Program), 5.00%, 05/01/35	1,130,000	1,191,014
Montgomery County Industrial Development Authority, PA, Revenue Bonds, (AICUP Financing Program - Gwynedd Mercy University Project), 5.25%, 05/01/38	1,000,000	1,050,834
Pennsylvania Higher Educational Facilities Authority, PA, Current Refunding Revenue Bonds, (Ursinus College Project), (Series A)
5.00%, 11/01/26	350,000	354,145
5.00%, 11/01/27	600,000	613,709
5.00%, 11/01/28	1,100,000	1,138,281
TOTAL HIGHER EDUCATION		$5,385,144
 January 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Municipal Bond Fund (continued)
Description	Par Value	Value
MEDICAL − 0.8%
Hospitals & Higher Education Facilities Authority of Philadelphia, PA, Current Refunding Revenue Bonds, (AG), 5.00%, 07/01/35	$2,500,000	$2,787,292
STUDENT LOAN − 0.1%
Pennsylvania Higher Education Assistance Agency, PA, Revenue Bonds, (Series A), 4.13%, 06/01/45	405,000	403,576
TOBACCO SETTLEMENT − 0.3%
Commonwealth Financing Authority, PA, Revenue Bonds, (Tobacco Master Settlement Payment), 5.00%, 06/01/34	1,000,000	1,046,736
TRANSPORTATION − 1.0%
Pennsylvania Turnpike Commission, PA, Advance Refunding Revenue Bonds, (2nd Series), Motor License Fund Enhanced, 5.00%, 12/01/32	2,000,000	2,085,937
Pennsylvania Turnpike Commission, PA, Refunding Revenue Bonds, Public Improvements, (Series B)
5.00%, 12/01/35	500,000	569,882
5.00%, 12/01/36	500,000	565,977
5.00%, 12/01/37	500,000	562,598
TOTAL TRANSPORTATION		$3,784,394
WATER − 0.8%
Pittsburgh Water & Sewer Authority, PA, Current Refunding Revenue Bonds, (First Lien), (Series B), (AG)
5.00%, 09/01/38	1,250,000	1,405,070
5.00%, 09/01/39	1,000,000	1,115,116
Pittsburgh Water & Sewer Authority, PA, Current Refunding Revenue Bonds, (Sub-Series B), (AG), 5.00%, 09/01/33	340,000	395,557
TOTAL WATER		$2,915,743
TOTAL PENNSYLVANIA		$24,150,322
SOUTH CAROLINA − 2.7%
MEDICAL − 0.6%
South Carolina Jobs-Economic Development Authority, SC, Revenue Bonds, (Novant Health Obligated Group), 5.00%, 11/01/34	1,750,000	2,032,480
POWER − 1.4%
Piedmont Municipal Power Agency, SC, Current Refunding Revenue Bonds, (Series B), 4.00%, 01/01/34	2,155,000	2,216,587
Piedmont Municipal Power Agency, SC, Current Refunding Revenue Bonds, (Series D), 4.00%, 01/01/34	2,830,000	2,908,292
TOTAL POWER		$5,124,879
UTILITIES − 0.7%
South Carolina Public Service Authority, SC, Current Refunding Revenue Bonds, (Series B), 5.00%, 12/01/31	1,000,000	1,128,738
Description	Par Value	Value
South Carolina Public Service Authority, SC, Revenue Bonds, (Series A), 5.00%, 12/01/34	$1,335,000	$1,550,356
TOTAL UTILITIES		$2,679,094
TOTAL SOUTH CAROLINA		$9,836,453
TENNESSEE − 2.6%
AIRPORT − 0.6%
Memphis-Shelby County Airport Authority, TN, Revenue Bonds, 5.00%, 07/01/33	1,035,000	1,070,655
Memphis-Shelby County Airport Authority, TN, Revenue Bonds, (Series A), 5.00%, 07/01/32	1,100,000	1,203,717
TOTAL AIRPORT		$2,274,372
GENERAL OBLIGATIONS − 1.1%
Carter County, TN, GO Unlimited, AD Valorem Property Tax, 5.00%, 05/01/33	2,500,000	2,626,906
Metropolitan Government of Nashville & Davidson County, TN, GO Unlimited, Refunding Notes, AD Valorem Property Tax, (Series A), 4.00%, 01/01/37	1,515,000	1,575,692
TOTAL GENERAL OBLIGATIONS		$4,202,598
MEDICAL − 0.9%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, TN, Revenue Bonds, (Vanderbilt University Medical Center), 5.00%, 07/01/31	3,000,000	3,314,525
TOTAL TENNESSEE		$9,791,495
TEXAS − 13.0%
AIRPORT − 1.0%
Dallas Fort Worth International Airport, TX, Current Refunding Revenue Bonds, (Series A), 4.00%, 11/01/35	1,000,000	1,038,490
Dallas Fort Worth International Airport, TX, Revenue Bonds, (Series A), 5.00%, 11/01/35	1,305,000	1,481,808
Dallas Fort Worth International Airport, TX, Current Refunding Revenue Bonds, (Series B), 5.00%, 11/01/38	1,000,000	1,121,407
TOTAL AIRPORT		$3,641,705
EDUCATION − 1.3%
Arlington Higher Education Finance Corp., TX, Revenue Bonds, (Trinity Basin Preparatory, Inc.), (PSF-GTD)
5.00%, 08/15/39	500,000	553,752
5.00%, 08/15/40	500,000	549,823
Clifton Higher Education Finance Corp., TX, Refunding Revenue Bonds, (Idea Public Schools), (PSF-GTD), 5.00%, 08/15/34	2,500,000	2,805,080
Clifton Higher Education Finance Corp., TX, Revenue Bonds, (Idea Public Schools), (PSF-GTD), 5.00%, 08/15/29	1,000,000	1,062,408
TOTAL EDUCATION		$4,971,063
GENERAL − 0.6%
Dallas, TX, Current Refunding Revenue Bonds, Hotel Occupancy Tax
January 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)
Description	Par Value	Value
4.00%, 08/15/31	$1,000,000	$1,004,835
4.00%, 08/15/32	1,000,000	1,004,401
TOTAL GENERAL		$2,009,236
GENERAL OBLIGATIONS − 3.9%
Dallas, TX, GO Limited, AD Valorem Property Tax, (Series A)
5.00%, 02/15/40	1,250,000	1,386,148
5.00%, 02/15/41	1,000,000	1,101,470
Kaufman County Municipal Utility District No 3, TX, GO Unlimited, AD Valorem Property Tax, (Series A), (BAM)
4.00%, 03/01/38	1,020,000	1,042,093
4.00%, 03/01/39	1,065,000	1,082,473
4.00%, 03/01/40	1,110,000	1,121,399
Martin County Hospital District, TX, GO Limited, Current Refunding, AD Valorem Property Tax
4.00%, 04/01/26	100,000	100,197
4.00%, 04/01/27	100,000	101,410
4.00%, 04/01/28	535,000	549,902
4.00%, 04/01/29	100,000	103,706
4.00%, 04/01/30	100,000	104,594
4.00%, 04/01/31	350,000	367,528
4.00%, 04/01/32	100,000	104,317
4.00%, 04/01/33	495,000	513,165
4.00%, 04/01/34	100,000	103,186
4.00%, 04/01/35	100,000	102,854
4.00%, 04/01/36	380,000	388,210
State of Texas, TX, GO Unlimited, (Series A), 4.50%, 08/01/29	2,125,000	2,250,700
State of Texas, TX, GO Unlimited, Current Refunding, (Series B), 5.00%, 08/01/29	3,735,000	4,025,610
TOTAL GENERAL OBLIGATIONS		$14,548,962
MEDICAL − 0.9%
Tarrant County Cultural Education Facilities Finance Corp., TX, Refunding Revenue Bonds, (Ascension Senior Credit), (Series C-2), 5.00%, 11/15/51	1,500,000	1,728,388
Tarrant County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, (Christus Health), (Series B), 5.00%, 07/01/32	1,465,000	1,559,080
TOTAL MEDICAL		$3,287,468
SCHOOL DISTRICT − 1.7%
Hays Consolidated Independent School District, TX, GO Unlimited, AD Valorem Property Tax, (Permanent School Fund - Guaranteed), 4.00%, 02/15/37	1,000,000	1,034,814
Prosper Independent School District, TX, GO Unlimited, (PSF-GTD), 4.00%, 02/15/48	4,000,000	3,734,688
Royal Independent School District, TX, GO Unlimited, AD Valorem Property Tax, (Series B), (Permanent School Fund - Guaranteed), 4.00%, 02/15/48	1,475,000	1,389,096
TOTAL SCHOOL DISTRICT		$6,158,598
Description	Par Value	Value
STUDENT LOAN − 0.4%
Brazos Higher Education Authority, Inc., TX, Revenue Bonds, (Series 1A), 5.13%, 04/01/43	$1,395,000	$1,477,549
TRANSPORTATION − 3.2%
Central Texas Regional Mobility Authority, TX, Highways Improvement Revenue Bonds, (Senior Lien), 5.00%, 01/01/33	1,470,000	1,532,880
Central Texas Turnpike System, TX, Current Refunding Revenue Bonds, (Series C)
5.00%, 08/15/35	3,045,000	3,542,347
5.00%, 08/15/38	3,000,000	3,407,196
Texas Private Activity Bond Surface Transportation Corp., TX, Current Refunding Revenue Bonds, (North Tarrant Express Managed Lanes Project), (Series A), 4.00%, 12/31/37	3,500,000	3,517,472
TOTAL TRANSPORTATION		$11,999,895
TOTAL TEXAS		$48,094,476
UTAH − 3.7%
AIRPORT − 1.5%
Salt Lake City, UT, Revenue Bonds, (Series A)
5.00%, 07/01/32	3,000,000	3,136,887
5.00%, 07/01/33	2,500,000	2,609,115
TOTAL AIRPORT		$5,746,002
MEDICAL − 2.2%
Salt Lake County, UT, Revenue Bonds, (IHC Health Services), (AMBAC), Prerefunded/ETM
5.40%, 02/15/28	2,850,000	2,898,207
5.13%, 02/15/33	5,145,000	5,232,052
TOTAL MEDICAL		$8,130,259
TOTAL UTAH		$13,876,261
WASHINGTON − 3.9%
GENERAL − 1.1%
Central Puget Sound Regional Transit Authority, WA, Revenue Bonds, (NATL), 4.75%, 02/01/28	3,990,000	4,016,737
MEDICAL − 0.5%
Washington Health Care Facilities Authority, WA, Advance Refunding Revenue Bonds, (Overlake Hospital Medical Center), 5.00%, 07/01/33	1,750,000	1,793,300
POWER − 0.9%
Energy Northwest, WA, Current Refunding Revenue Bonds, Columbia Generating Station, (Series A), 5.00%, 07/01/33	3,000,000	3,439,511
SCHOOL DISTRICT − 0.8%
Clark County School District No. 114 Evergreen, WA, GO Unlimited, AD Valorem Property Tax, (SCH BD GTY), 4.00%, 12/01/33	3,000,000	3,155,642
 January 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Municipal Bond Fund (continued)
Description	Par Value	Value
TRANSPORTATION − 0.6%
Port of Seattle, WA, Revenue Bonds, 5.00%, 04/01/29	$2,090,000	$2,237,181
TOTAL WASHINGTON		$14,642,371
WISCONSIN − 1.3%
GENERAL OBLIGATIONS − 0.6%
State of Wisconsin, WI, GO Unlimited, AD Valorem Property Tax, (Series 2), 5.00%, 05/01/35	1,860,000	2,149,989
MEDICAL − 0.3%
Public Finance Authority, WI, Revenue Bonds, (The Obligated Group of National Senior Communities, Inc.)
4.00%, 01/01/32	500,000	521,647
4.00%, 01/01/33	500,000	520,345
TOTAL MEDICAL		$1,041,992
POWER − 0.4%
Public Finance Authority, WI, Refunding Revenue Bonds, (Duke Energy Progress Project), (Series P), 3.30%, 10/01/46	1,750,000	1,755,232
TOTAL WISCONSIN		$4,947,213
TOTAL MUNICIPAL BONDS (Cost $364,805,538)		$366,049,860

Description	Number of Shares	Value
MONEY MARKET FUND − 0.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.58%^	2,095,388	$2,095,388
TOTAL MONEY MARKET FUND (Cost $2,095,388)		$2,095,388
TOTAL INVESTMENTS − 99.1% (Cost $366,900,926)		$368,145,248
OTHER ASSETS LESS LIABILITIES – 0.9%		3,396,779
TOTAL NET ASSETS – 100.0%		$371,542,027
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of January 31, 2026 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$366,049,860	$—	$366,049,860
Money Market Fund	2,095,388	—	—	2,095,388
Total	$2,095,388	$366,049,860	$—	$368,145,248
The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent semi-annual or annual financial statements.

**	Represents less than 0.05%.
^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:
AG	Insured by Assured Guaranty Inc.
AICUP	Association of Independent Colleges and Universities of Pennsylvania
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build America Mutual Assurance Company
BHAC	Berkshire Hathaway Assurance Corporation
CNTY GTD	County Guarantee Program
CR	Custodial Receipts
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Corporation
GO	General Obligation
IDA	Industrial Development Authority/Agency
January 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (concluded)
MORAL OBLG	Moral Obligation Bond
NATL	National Public Finance Guarantee Corporation
PSF-GTD	Permanent School Fund Guarantee Program
SCH BD GTY	School Bond Guaranty
TCRS	Tax Credit Reporting Service
For additional information about significant accounting policies, refer to the Fund’s most recent semi-annual or annual financial statements.

 January 31, 2026 (unaudited)